UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

600 University Street, Suite 3010
Seattle, Washington 98101-1129

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2012

Date of reporting period: January 1, 2012-June 30, 2012

Kavilco Incorporated

Semi-Annual Report

June 30, 2012 (unaudited)

ITEM 1.	HIGHLIGHTS FROM AUGUST 2012 NEWSLETTER TO SHAREHOLDERS REGARDING FINANCIAL STATEMENTS.

Note to SEC: Kavilco Incorporated is an Alaska Native Corporation that operates under the Investment Company Act of 1940. The Alaska Native Claims Settlement Act, which is our primary regulating authority, places numerous restrictions on the Company's stock. Kavilco's stock can only be transferred by court decree or gifting to a blood relative, and cannot be sold or used as collateral. The following discussion has been edited so that only shareholder meetings announcements, portfolio, and financial issues from Kavilco's newsletter are attached to the N-CSRS. Articles not included in our filing are Direct Deposit and In Kasaan.

39th Annual Meeting of Shareholders
The 39th Annual Meeting of Shareholders is scheduled for Saturday, November 3, 2012 at Cape Fox Lodge in Ketchikan, Alaska.

Registration will take place from 11:00 a.m. to noon in the Shaa Hit Room. The meeting will begin at 1:00 p.m. and end at 3:00 p.m. The primary items of business are the approval of the Corporation's independent public accountants and the election of Directors. Directors whose terms expire this year are John Campbell, Kenneth Gordon and Louis Jones, Sr. Your Annual Report and Proxy Statement will be mailed in October 2012. We urge you to attend the Annual Meeting if possible. Attendance at our shareholder meetings helps maintain good communications and understanding. Your vote is important! Even if you are unable to attend the Annual Meeting we hope you will vote your proxy as soon as possible.

The Annual Dinner and Auction will be also be held in the Shaa Hit Room at Cape Fox Lodge. Doors will open at 5:30 p.m. The annual auction benefits the Kasaan Haida Heritage Foundation, if you have anything to contribute to the auction please contact Jeane Breinig at jeane@gci.net.

Focus on: The upcoming Annual Report
We would like to notify you that the audited financial statements that are mailed to you in the beginning of each year for the previous fiscal year will no longer be duplicated in the Annual Report as they have been in the past. Instead, current details on the economy and the portfolio of Kavilco Incorporated will be included for your information in the Annual Report. This new style of Annual Report will allow us more room to focus on shareholders and stories about Kasaan while providing you with inforamtion that is up to date wiht regard to the economy and the portfolio of Kavilco Incorporated. The audited financial statements that were send to you in February 2012 can be mailed out to you at any time by contacting the Corporate Secretary at 800-786-9574.

Kavilco Incorporated
(An Investment Company)

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
For six months ended June 30, 2012 (unaudited)

ASSETS
Investments in securities, at market value (identified cost $30,206,999)	$33,486,573
Real estate at fair value (identified cost $1,054,089)	3,794,617
Cash and cash equivalents	3,538,110
Interest receivable	488,273
Premises and equipment, net	23,030
Prepaid expenses and other assets	24,040

Total assets	41,354,643

LIABILITIES
Accounts payable and accrued expenses	182,426
Dividends payable	14,867

Total liabilities	197,293

NET ASSETS	$41,157,350

Net assets consist of:
Unrealized appreciation on
Investments	$3,281,574
Real estate	2,740,528
Contributed capital	35,135,248

Net assets	$41,157,350

Net asset value per share of Class A and Class B common stock ($40,673,966) divided by 12,000 shares outstanding)	$3,430

See accompanying notes (unaudited).

Kavilco Incorporated
(An Investment Company)

Financial Statements

SCHEDULE OF INVESTMENTS

For six months ended June 30, 2012 (unaudited)

	Principal Amount or Shares	Fair Value
INVESTMENTS IN SECURITIES - 82.4%
U.S. Corporate Obligations - 79.5%
Chemical Industry - 7.5%
The Dow Chemical Company, 5.900%, due February 15, 2015	610,000	$680,229
E.I. DuPont de Nemour, 5.250%, due December 15, 2016	1,519,000	1,716,615
Total Chemical Industry		2,471,844

Communications - 15.8%
Comcast Corp., 10.625%, due July 15, 2012	1,338,000	1,341,452
AT&T, 5.100%, due September 15, 2014	1,250,000	1,364,787
CBS Corporation, 4.625%, due May 15, 2018	2,000,000	2,182,300
Deutsche Telekom Int. Fin., 6.000%, due July 8, 2019	250,000	295,182
Total Communications		5,183,721

Consumer, Cyclical - 12.5%
Home Depot Inc., 5.250%, due December 16, 2013	1,000,000	1,066,660
Safeway Inc., 5.625%, due August 15, 2014	1,229,000	1,318,877
Target Corp., 5.875%, due July 15, 2016	1,000,000	1,186,710
Avon Products, 6.500%, due March 1, 2019	500,000	544,040
Total Consumer, Cyclical		4,116,287

Consumer, Non-cyclical - 4.0%
McDonald's Corp., 5.300%, due March 15, 2017	500,000	590,260
Kraft Foods Inc., 6.500%, due August 11, 2017	250,000	303,322
Yum! Brands Inc., 5.300%, due September 15, 2019	355,000	407,962
Total Consumer, Non-cyclical		1,301,544

Diversified Company Industry - 5.7%
TYCO Intl Group, 6.000%, due November 15, 2013	1,245,000	1,337,703
Fortune Brands Inc., 6.375%, due June 15, 2014	500,000	547,690
ITT Corp., 6.125%, due May 1, 2019	250,000	293,373
Total Diversified Company Industry		1,885,393

Energy - 17.7%
Kinder Morgan Energy Partners, 5.625%, due February 15, 2015	500,000	550,120
PPL Energy Supply LLC, 5.700%, due October 15, 2015	80,000	86,811
Plains All American Pipeline, 6.125%, due January 15, 2017	1,345,000	1,563,684
XTO Energy Inc., 6.250%, due August 1, 2017	1,000,000	1,238,260
Kinder Morgan Energy Partners, 5.950%, due February 15, 2018	460,000	533,421
Transocean Inc., 7.375%, due April 15, 2018	1,350,000	1,586,587
Hess Corporation, 8.125%, due February 15, 2019	199,000	256,149
Total Energy		5,815,032

Financial - 1.1%
American Express Credit Co., 5.300%, due December 2, 2015	117,000	131,120
General Electric Capital Corp., 5.625%, due September 15, 2017	215,000	246,728
Total Financial		377,848

Paper & Forest Products Industry - 2.0%
International Paper, 9.375%, due May 15, 2019	500,000	671,235

Technology - 4.6%
Cisco Systems Inc., 5.500%, due February 22, 2016	960,000	1,113,974
Oracle Corp., 5.000%, due July 18, 2019	250,000	296,840
Adobe Systems Inc., 4.750%, due February 1, 2020	100,000	111,702
Total Technology		1,522,516

Transportation - 8.4%
CSX Corp., 5.500%, due August 1, 2013	964,000	1,012,104
Union Pacific Corp., 4.875%, due January 15, 2015	1,000,000	1,089,290
FedEx Corp., 8.000%, due January 15, 2019	500,000	659,025
Total Transportation		2,760,419

Utilities - 11.0%
Dominion Resources Inc., 5.000%, due March 15, 2013	1,000,000	1,029,560
Potomac Electric Power, 4.650%, due April 15, 2014	600,000	637,212
American Electric Power, 5.250%, due June 1, 2015	50,000	54,336
Southern Power Company, 4.875%, due July 15, 2015	1,250,000	1,368,425
Southern Electric Power, 5.550%, due January 15, 2017	174,000	196,815
Metropolitan Edison, 7.700%, due January 15, 2019	250,000	315,630
Total Utilities		3,601,978

Total U.S. Corporate Obligations (cost $30,834,210)		29,329,969

U.S. Common Stock - 11.7%
Computer Software & Services - 0.3%
Microsoft Corp.	3,640	111,348

Drug Industry - 0.6%
Bristol-Myers Squibb	1,500	53,925
Lilly Eli & Co.	2,000	85,820
Merck & Co. Inc.	1,500	62,625

Total Drug Industry		202,370

Electric Utility - 1.5%
Avista Corp.	2,000	53,400
Atmos Energy Corp.	400	52,605
Consolidated Edison Inc.	1,500	93,285
Duke Energy Corp.	700	16,142
Entergy Corporation New	800	54,312
NSTAR	787	30,551
PPL Corporation	1,800	50,058
Progress Energy Inc.	600	36,102
Scana Corp.	700	33,488
Southern Company	1,800	83,340
Total Electric Utility		503,283

Exchange Traded Funds - less than 1%
iShares Investment Grade Corp. Bonds	200	22,026
iShares Silver Trust	1525	40,641
SPDR Barclays Capital High Yield Bond ETF	1300	51,298
SPDR Gold Trust	350	54,316
Total Exchange Traded Funds		221,513

Food Processing - 0.2%
Kraft Foods Inc.	1,500	57,930

Mining - 0.1%
Silver Wheaton Corp.	700	18,788

Natural Gas (Diversified) - 0.1%
ONEOK Inc.	1,200	50,772

Office Equipment - .1%
Royal Dutch Shell PLC	3000	44,910

Petroleum Industry - .1%
Diamond Offshore Drilling	800	47,304

Real Estate Investment Trust - 2.2%
AvalonBay Communities	400	56,592
Healthcare REalty Trust Inc.	2,300	54,832
Hospitality Properties Trust	2,000	49,540
LTC Properties Inc.	4,080	148,022
Mack Cali Rlty Corp	3,600	104,652
Omega Healthcare Investors	2,500	56,250
Senior Housing Properties	4,300	95,976
Washington Real Estate Invt	3,800	108,110
Ventas Inc.	600	37,872
Total Real Estate Investment Trust		711,846

Telecommunications Services - 0.4%
AT&T	3,300	117,678
Boardwalk Pipeline Partners	1,900	52,497
CenturyTel Inc.	4,900	193,501
Consolidated Communications Holdings Inc.	2,000	29,600
Frontier Communications Corp.	192	1,549
Verizon Communications Inc.	2,000	74,460
Total Telecommunication Services		545,107

Netherlands Common Stock - Petroleum Insustry - 0.1%
Royal Dutch Shell PLC	400	26,672

United Kingdom Common Stock - Food Processing - 0.4%
Unilever PLC	800	26,984

France Common Stock - Drug Industry - 0.1%
Sanofi-Aventis-ADR	600	22,668

Total Common Stock (cost $2,195,918)		2,591,795

Publicly Traded Partnerships - 3.7%
Oil/Gas Distribution - 0.4%
Amerigas Partners - LP	3800	154,850
Atmos Energy Corp	1500	52,605
Boardwalk Pipeline Partners	1900	52,497
Buckeye Partners LP	500	32,280
Energy Transfer Partners LP	600	29,322
Enbridge Energy Partners LP	170	52,309
Enterprise Products Partners	1750	137,515
Kinder Morgan Energy Partners	500	36,300
Nustar Energy LP Unit Com	2,800	150,892
PAA NAT Gas Storage LP Com Unit Ltd	3000	53,610
Plains All American Pipeline	800	64,648
Suburban Propane Partners LP	2000	82,540
Total Oil/Gas Distribution		1,215,862

Total Publicly Traded Partnerships (cost $1,184,224)		144,414

Total Investments in Securities (identified cost $30,206,522)		$33,137,626

See accompanying notes (unaudited).

Kavilco Incorporated
(An Investment Company)

Financial Statements

STATEMENT OF OPERATIONS

For six months ended June 30, 2012 (unaudited)

INVESTMENT INCOME
Interest	$782,046
Dividends	67,503

Total investment income	849,549

EXPENSES
Salaries and benefits	125,142
Directors' compensation and expenses	122,319
Legal and accounting	30,979
Custodian	11,390
Insurance	43,503
Office and equipment leases	30,434
General and administrative	37,585

Total expenses	417,052

Net investment income	432,497

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	0
Net increase in unrealized appreciation on investments (Note 4)	297,050

Total realized and unrealized gain on investments	297,050

NET OPERATING INCOME	729,547
OTHER INCOME	94,787

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$824,334

See accompanying notes (unaudited).

Kavilco Incorporated
(An Investment Company)

Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

For six months ended June 30, 2012 (unaudited)

INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$432,497
Net realized gain on investments
Net increase in unrealized appreciation on investments	297,050
Other income	94,787

Net increase in net assets resulting from operations	824,334

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS	(198,960)

Total increase in net assets	625,374
NET ASSETS
Beginning of year	40,531,976

Six months ended	$40,157,350

See accompanying notes (unaudited).

Kavilco Incorporated
(An Investment Company)

Financial Statements

NOTES TO THE FINANCIAL STATEMENTS

For the six months ended June 30, 2012 (unaudited)

Note 1. SEC Compliance
The following information discussed in Notes 1 and 3 are required to be conveyed to shareholders pursuant to Section 30 of the Investment Act of 1940.
Board fees: $29,700
Officers' compensation: $92,662

Note 2. Financial Accounting Standards No.157
The Company adopted the provisions of the Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data from sources independent of the Company. Unobservable inputs reflect the Company’s own assumption about the assumptions that market participants would use in pricing the asset or liability developed on the best information available in the circumstance. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Company's own assumptions in determining fair value of investments

The following table summarizes the valuation of the Company’s investments by the above fair value hierarchy levels as of June 30, 2012.

	Level 1	Level 2	Level 3	Balance as of June 30, 2011

ASSETS
Investments
U.S. corporate obligations	$-	$29,329,969	$-	$29,329,969
Common stock	2,591,795	-	-	2,591,795
Publicly traded partnerships	1,215,862	-	-	1,215,862
Real estate	-	-	3,794,617	3,794,617

	$3,807,657	$29,329,969	$3,794,617	$36,932,243

Note 3. Purchases and Sales of Securities
Purchases and sales of securities for the six months ended June 30, 2012 totaled $2,474,075 and $0.00 respectively.

Note 4. Unrealized Gain on Investments
Unrealized gain/loss is an accounting adjustment and does not enter into the calculation of dividend payments.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders filed under Item 1 of this Form N-CSRS.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

The Alaska Native Claims Settlement Act (ANCSA), which is our primary regulating authority, places numerous restrictions on the Company's stock. Kavilco's stock was given to its shareholders. It can only be transferred by court decree or gifting to a blood relative and cannot be sold or used as collateral. There is no provision in the ANCSA regulations for repurchase of shares.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No matters were voted on by shareholders during the period covered by this report.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSRS:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
12 (a) (1)	Certification of President/Chief Executive Officer

12 (a) (2)	Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:	/s/ Louis A. Thompson
Louis A. Thompson
President/Chief Executive Officer

Date: August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Burns
Scott Burns
Chief Financial Officer

Date: August 29, 2012